Mortgage Notes and Secured Credit Facilities	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Mortgage Notes and Secured Credit Facilities
6.
Mortgage Notes and Secured Credit Facilities

The following table is a summary of the mortgage notes and credit facilities secured by the Company’s properties as of December 31, 2024 and 2023 ($ in thousands):

				Principal Balance Outstanding(3)(4)
Indebtedness	Weighted Average Interest Rate(1)	Weighted Average Maturity Date(2)	Maximum Facility Size	December 31, 2024	December 31, 2023
Fixed rate loans
Fixed rate mortgages	3.09%	April 2031	N/A	$2,978,914	$3,049,322
Total fixed rate loans				2,978,914	3,049,322
Variable rate loans
Floating rate mortgages	B + 1.83%	September 2027	N/A	9,658,934	9,893,894
Variable rate secured credit facility(5)	B + 2.25%	December 2025	$164,152	164,152	165,000
Senior secured revolving credit facility(6)	B + 2.50%	January 2027	$150,000	—	—
Total variable rate loans				9,823,086	10,058,894
Total loans secured by the Company’s properties				12,802,000	13,108,216
Deferred financing costs, net				(51,246)	(73,066)
Discount on assumed debt, net				(6,167)	(6,240)
Mortgage notes and secured credit facilities, net				$12,744,587	$13,028,910

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(1)
The symbol “B” refers to the relevant floating benchmark rates, which includes one-month SOFR, Federal Reserve Bank of New York (“NYFED”) 30 day SOFR, three-month Euro Interbank Offered Rate (“EURIBOR”) and three-month Norwegian Interbank Offered Rate (“NIBOR”), as applicable to each loan.
(2)
For loans where the Company, at its own discretion, has extension options, the maximum maturity date has been assumed.
(3)
The majority of the Company’s mortgages contain prepayment provisions including (but not limited to) lockout periods, yield or spread maintenance provisions and fixed penalties.
(4)
Excludes a $12.6 million mortgage loan on a property classified as held-for-sale as of December 31, 2024. As of December 31, 2023, there were no properties, and their related mortgage loans, that met the criteria to be classified as held-for-sale.
(5)
The repayment of the variable rate secured credit facility is guaranteed by the Operating Partnership.
(6)
The repayment of the senior secured revolving credit facility is secured by pledges of ownership interests in holding companies that are directly under the Operating Partnership.

In July 2024, the Company entered into a senior secured revolving credit facility agreement with a total borrowing capacity of $150.0 million. The senior secured revolving credit facility agreement matures in January 2026, at which time the Company may request an additional one-year extension thereafter. Interest under the senior secured revolving credit facility is determined based on one-month U.S. dollar denominated SOFR plus 2.5%.

The following table presents the future principal payments under the Company’s mortgage notes and secured credit facilities as of December 31, 2024 ($ in thousands):

Year	Amount
2025	$1,370,609
2026	4,835,910
2027	2,116,753
2028	223,462
2029	194,100
Thereafter	4,061,166
Total	$12,802,000

Pursuant to lender agreements for certain of the Company’s mortgages, the Company has the ability to draw $50.9 million for leasing commissions, and tenant and building improvements.

The Company’s mortgage notes and secured credit facilities may contain customary events of default and covenants, including limitations on liens and indebtedness and maintenance of certain financial ratios. The Company was in compliance with all corporate and all property level financial covenants with no events of default as of December 31, 2024 and 2023, respectively.